Contingent Consideration Liabilities - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Jul. 07, 2025 GBP (£)	Jul. 07, 2025 USD ($)	Feb. 21, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Jan. 09, 2024 GBP (£)
Disclosure of fair value of contingent consideration [line items]
Liabilities	£ 45,162					£ 46,377
Contingent consideration
Disclosure of fair value of contingent consideration [line items]
Liabilities	1,348					£ 1,172
Aiolos Bio, Inc.
Disclosure of fair value of contingent consideration [line items]
Contingent consideration recognised as of acquisition date							£ 222
Percentage of voting equity interests acquired							100.00%
BP Asset IX, Inc.
Disclosure of fair value of contingent consideration [line items]
Contingent consideration recognised as of acquisition date			£ 222	$ 302
Percentage of voting equity interests acquired			100.00%	100.00%
Contingent consideration, potential milestone payments	600	$ 800
IDRX, Inc. and Cellphenomics GmbH
Disclosure of fair value of contingent consideration [line items]
Contingent consideration recognised as of acquisition date					£ 58
Affinivax
Disclosure of fair value of contingent consideration [line items]
Contingent consideration, potential milestone payments	£ 400	$ 600
Shionogi ViiV healthcare
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.00%					8.00%
Affinivax
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	9.00%					9.00%
Novartis vaccines | Commercialised Products
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.00%					8.00%
Novartis vaccines | Pipeline Assets
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	9.00%					9.00%
BP Asset IX, Inc.
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	9.00%